Schedule of Deferred Taxes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Employee benefits	$ 13,350	$ 10,413
Tax loss and credit carry forwards	2,255	2,912
Other - assets	2,247	1,783
Deferred Tax Assets, Gross, Total	17,852	15,108
Valuation allowances	(1,841)	(1,685)
Deferred tax assets	16,011	13,423
Spectrum and other intangible amortization	28,283	18,280
Depreciation	23,423	18,913
Other - liabilities	5,754	4,315
Deferred tax liabilities	57,460	41,508
Net deferred tax liability	$ 41,449	$ 28,085